OTHER NON-CURRENT ASSETS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item
OTHER NON-CURRENT ASSETS
Long term deposits relate to IPP solar parks	$ 1,660	$ 4,947
Long-term loan to a third party	7,974	9,208
Others	1,411	359
Total	$ 11,045	$ 14,514
Number of solar parks acquired | item		23
Annual interest rate (as a percent)	1.00%
Uruguay
OTHER NON-CURRENT ASSETS
Long term deposits relate to IPP solar parks	$ 0	$ 3,300
Japan
OTHER NON-CURRENT ASSETS
Long term deposits relate to IPP solar parks	$ 1,700	$ 1,600